Revaluation of land and building (Details Narrative)	12 Months Ended
Sep. 30, 2023 USD ($)
Revaluation of land and building
Revaluation surplus	$ 2,600
Less tax	679
Change in the value of the land and building	$ 800
Capitalization Rate	1.00%